Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Property, Plant and Equipment [Abstract]
Buildings	$ 213,731	1,326,117	1,227,249
Plant and machinery	627,760	3,895,003	3,931,239
Furniture, fixtures and office equipment	14,638	90,824	84,407
Computer software	4,963	30,792	30,710
Motor vehicles	2,480	15,386	15,557
Leasehold improvement	115	711	711
Property Plant And Equipment Gross Excluding Construction In Progress, Total	863,687	5,358,833	5,289,873
Less: Accumulated depreciation	(296,069)	(1,836,990)	(1,413,888)
Property Plant And Equipment Excluding Construction In Progress Net, Total	567,618	3,521,843	3,875,985
Construction-in-progress	171,704	1,065,353	606,671
Fixed assets - net	$ 739,322	4,587,196	4,482,656